Voyage Expenses and Commissions Reclassification (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassification
Voyage expenses and commissions	$ 20,374	$ 15,404	$ 10,510
Increase (decrease) due to reclassification
Reclassification
Voyage expenses and commissions		$ 7,254	$ (4,674)